Summary of Significant Accounting Policies - Property and Equipment, Net and Equipment on Lease, Net (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equipment on lease
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Computers and software
Property, Plant and Equipment [Line Items]
Estimated Useful Life		3 years
R&D lab equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life		5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Life		5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Life		5 years